Provisions and other current liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Provisions and other current liabilities	Provisions and other non-current liabilities
The below table provides details related to Provisions and other non-current liabilities as of December 31, 2020, and 2019.

($ millions)	Note	2020	2019
Accrued liability for employee benefits:
Defined benefit pension plans	23	339	291
Other long-term employee benefits and deferred compensation		152	140
Other post-employment benefits	23	332	423
Provisions for litigation and other legal matters		—	—
Contingent consideration	18	142	208
Other non-current liabilities		95	106
Total provisions and other non-current liabilities		1,060	1,168
Alcon believes that its total provisions are adequate based upon currently available information; however, given the inherent difficulties in estimating liabilities in this area, Alcon may incur additional costs beyond the amounts provided. Management believes that such additional amounts, if any, would not be material to Alcon's financial condition but could be material to the results of operations or cash flows in a given period.
Provisions for litigation and other legal matters
Alcon has established provisions for certain litigation and other legal matters, where a potential cash outflow is probable and a reliable estimate can be made of the amount of the outflow. These provisions represent the current best estimate of the total financial effect for these matters. Potential cash outflows reflected in a provision may be fully or partially off-set by insurance in certain circumstances.
Alcon has not established provisions for potential damage awards for certain additional legal claims if Alcon currently believes that a payment is either not probable or cannot be reliably estimated. A number of other legal matters are in such early stages or the issues presented are such that Alcon has not made any provisions since it cannot currently estimate either a potential outcome or the amount of any potential losses. For these reasons, among others, Alcon generally is unable to make a reliable estimate of possible loss with respect to such cases. It is therefore not practicable to provide information about the potential financial impact of those cases.
There might also be cases for which Alcon was able to make a reliable estimate of the possible loss or the range of possible loss, but Alcon believes that publication of such information on a case-by-case basis would prejudice Alcon's position in ongoing legal proceedings or in any related settlement discussions. Accordingly, in such cases, information would be disclosed with respect to the nature of the contingency, but no disclosure is provided as to an estimate of the possible loss or range of possible loss.
Note 26 contains additional information on contingencies.
Summary of significant legal proceedings
Under the Separation and Distribution Agreement Alcon entered into with Novartis in connection with the separation and the Spin-off, Alcon and Novartis agreed, subject to certain conditions and except to the extent otherwise described below with respect to any matter, to indemnify the other party and its directors, officers, associates and other representatives against any pending or future liabilities or claims that constitute either a Novartis Group liability, in the case of Novartis, or an Alcon liability, in the case of Alcon, under the terms of the Separation and Distribution Agreement, based on whether such claim or liability relates to the Novartis business and products or Alcon's respective business and products.
A number of Alcon companies are, and will likely continue to be, subject to various legal proceedings and investigations that arise from time to time, including proceedings regarding product liability, sales and marketing practices, commercial disputes, employment, and wrongful discharge, antitrust, securities, health and safety, environmental, tax, international trade, privacy, and intellectual property matters. As a result, Alcon may become subject to substantial liabilities that may not be covered by insurance and could affect our business, financial position and reputation. While Alcon does not believe that any of these legal proceedings will have a material adverse effect on its financial position, litigation is inherently unpredictable and large judgments sometimes occur. As a consequence, Alcon may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. The following is a summary as of February 23, 2021 of significant legal proceedings of the Alcon business to which Alcon or any of its subsidiaries are a party.
Asia / Russia investigation
In 2017 and 2018, Alcon and Novartis Group companies, as well as certain present and former executives and associates of Alcon and Novartis, received document requests and subpoenas from the US Department of Justice (“DoJ”) and the SEC requesting information concerning Alcon accounting, internal controls and business practices in Asia and Russia, including revenue recognition for surgical equipment and related products and services and relationships with third party distributors, both before and after Alcon became part of the Novartis Group.  The Investigations by the DoJ and the SEC have concluded. On June 25, 2020, Alcon entered into a three-year Deferred Prosecution Agreement with the DoJ regarding a charge that Alcon Pte Ltd. conspired to falsify financial books and records in violation of the US Foreign Corrupt Practices Act. The charge relates to payments made by a former distributor to health care providers in Vietnam between 2007 and 2014. Alcon agreed to pay the DoJ a penalty of $8.925 million, for which Novartis has indemnified Alcon under the Separation and Distribution Agreement.
Contact lenses class actions
Since the first quarter of 2015, more than 50 class action complaints have been filed in several courts across the US naming as defendants contact lens manufacturers, including Alcon, and alleging violations of federal antitrust law, as well as the antitrust, consumer protection and unfair competition laws of various states, in connection with the implementation of unilateral price policies by the defendants in the sale of contact lenses. The cases have been consolidated in the Middle District of Florida by the Judicial Panel on Multidistrict Litigation and the claims are being vigorously contested.
TCPA matter
In April 2016, a putative class action lawsuit was filed in Illinois federal court alleging that the defendants, Alcon and Novartis Pharmaceuticals Corporation, sent unsolicited facsimiles in violation of the Telephone Consumer Protection Act, and seeking to certify a representative putative nationwide class of affected consumers. The parties have settled the matter on terms that will dispose of all claims and will require no payments by Alcon.
JJSVI patent dispute
On June 23, 2020, Johnson & Johnson Surgical Vision, Inc. ("JJSVI"), acting through its subsidiaries, filed a patent infringement action in the US District Court in Delaware alleging that the manufacture, use, sale, offer for sale, and/or importation of Alcon’s LenSx Laser System willfully infringes, directly and/or indirectly, one or more claims of 12 US patents. JJSVI subsequently amended its complaint to include copyright infringement claims relating to source code used in the LenSx Laser System as well as additional claims of patent infringement. Also on June 23, 2020, JJSVI filed a claim in Mannheim, Germany, alleging that Alcon directly infringes one European patent through its manufacture and sale of LenSx. In these cases, JJSVI seeks monetary and injunctive relief. In addition, JJSVI filed a motion on February 4, 2021 asking the district court in Delaware to issue a preliminary injunction prohibiting Alcon from offering, selling, distributing, installing, or exporting LenSx systems that contain the allegedly infringing source code or offering to sell, selling, distributing, or exporting such source code with the purpose or intent of it being loaded onto LenSx systems. Alcon intends to defend the cases vigorously and has asserted various patent infringement claims against JJSVI in Europe and the United States.
Hoya patent dispute
On December 11, 2020, Hoya Corporation and one of its affiliates filed suit against Alcon in the US District Court for the Northern District of Texas alleging that Alcon's UltraSert Pre-Loaded Delivery System infringes six of Hoya's US patents. Alcon intends to defend the case vigorously.
Litigation and other legal matters provision movements

($ millions)	2020	2019	2018
January 1	—	42	49
Additions to provisions	9	—	1
Cash payments	(9)	(40)	(1)
Releases of provisions	—	(2)	(7)
December 31	—	—	42
Less current portion	—	—	(42)
Non-current provisions for litigation and other legal matters at December 31	—	—	—
Alcon believes that its total provisions for litigation and other legal matters are adequate based upon currently available information. However, given the inherent difficulties in estimating liabilities, there can be no assurance that additional liabilities and costs will not be incurred beyond the amounts provided.
Provisions and other current liabilities
The following table provides details related to Provisions and other current liabilities as of December 31, 2020 and 2019:

($ millions)	Note	2020	2019
Taxes other than income taxes		110	81
Restructuring provisions		10	28
Accrued expenses for goods and services received but not invoiced		61	79
Accruals for royalties		11	10
Accruals for deductions from revenue		217	212
Accruals for compensation and benefits including social security		352	382
Deferred income		110	97
Provisions for litigation and other legal matters	19	—	—
Accrued share-based payments		9	10
Accrued interest on financial debts		19	19
Contingent consideration	18	15	35
Other payables		80	85
Total provisions and other current liabilities		994	1,038
Provisions and accruals are based upon management's best estimate and adjusted for actual experience. Such adjustments to the historic estimates have not been material.
Accruals for deductions from revenue
The following table shows the movement of accruals for deductions from revenue:

($ millions)	2020	2019	2018
January 1	212	194	213
Additions	540	662	603
Payments/utilizations	(537)	(646)	(613)
Changes in offset against gross trade receivables	(2)	1	2
Currency translation effects	4	1	(11)
December 31	217	212	194
Restructuring provisions
The following table shows the movement of restructuring provisions:

($ millions)	2020	2019	2018
January 1	28	8	3
Additions	22	32	13
Cash payments	(40)	(10)	(7)
Releases	—	(2)	(2)
Currency translation effects	—	—	1
December 31	10	28	8

In 2020 and 2019, additions to restructuring provisions of $22 million and $32 million, respectively, were related to the multi-year transformation program announced by Alcon on November 19, 2019. The additions to restructuring provisions in 2020 and 2019 were primarily related to accrued severance for the associates whose positions will be eliminated.
In 2018, additions to restructuring provisions of $13 million were related to initiatives aimed at improving the efficiency and agility of Alcon's operating model.